[logo] PIONEER Investments(R)




May 6, 2013



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Money Market Trust (the "Trust")
     (File Nos.033-13179 and 811-05099)
     CIK No. 0000812195

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information of Pioneer Cash Reserves Fund, a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 40 to the Trust's registration statement on Form N-1A, filed electronically on April 30, 2013 (Accession No. 0000812195-13-000010).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4703.

Very truly yours,



/s/ Kathleen H. Alexander
-------------------------
    Kathleen H. Alexander
    Legal Product Manager


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



       "Member of the UniCredit Banking Group, Register of Banking Groups"